Accrued Expenses and Other Liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Accrued Expenses and Other Liabilities [Abstract]
Schedule of accrued expenses and other current liabilities
	As of December 31, 2022	As of December 31, 2021

Rental and freight logistics deposits received	$3,498	$3,319
Payables for long-term assets	1,360	2,384
Government subsidies	1,467	1,259
Contract liabilities	1,142	1,012
Cash collected on behalf of the customers (a)	181	262
Service payables	12	122
Contingent liability	258	434
Others	503	536
Total	$8,421	$9,328
Less: accrued expenses and other current liabilities	(6,551)	(7,854)
Other non-current liabilities	$1,870	$1,474

(a)	The Company collects the goods considerations from the recipients after they deliver the goods to the determined locations on behalf of the customers, and will pay to the customers on a regular basis.